DERIVATIVE INSTRUMENTS (Schedule Of Derivative Instruments) (Statement of Operations) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of Comprehensive Income	$ (875)
Gain (loss) recognized in consolidated statements of operations	814	$ (1,530)
Foreign Exchange Option And Forward Contract [Member] | Derivatives designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of Comprehensive Income	(875)
Foreign Exchange Option And Forward Contract [Member] | Derivatives designated as hedging instruments [Member] | Operating Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in consolidated statements of operations	(262)	(156)
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Loss recognized in Statements of Comprehensive Income
Foreign exchange forward contracts [Member] | Derivatives not designated as hedging instruments [Member] | Financial Expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in consolidated statements of operations	$ 1,076	$ (1,374)